Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Oct. 31, 2013
Beginning balance, Shares at Oct. 31, 2013
Issuance of common stock to initial shareholders	25,000	$ 3,917	21,083
Issuance of common stock to initial shareholders, Shares		3,916,667
Net loss	(28,589)			(28,589)
Ending balance at Oct. 31, 2014	(3,589)	$ 3,917	21,803	(28,589)
Ending balance, Shares at Oct. 31, 2014		3,916,667
Issuance of common stock to Sponsor	250	$ 16	234
Issuance of common stock to Sponsor, Shares		16,666
Sale of 10,000,000 Units, net of underwriters discount and offering expenses	92,331,840	$ 10,000	92,321,840
Sale of 10,000,000 Units, net of underwriters discount and offering expenses, Shares		10,000,000
Sale of 300,000 Placement Units	3,000,000	$ 300	2,999,700
Sale of 300,000 Placement Units, Shares		300,000
Forfeiture of 500,000 shares of common stock due to underwriter not exercising its over-allotment option		$ (500)	500
Forfeiture of 500,000 shares of common stock due to underwriter not exercising its over-allotment option, Shares		(500,000)
Common stock subject to redemption	(90,084,893)	$ (9,010)	(90,075,883)
Common stock subject to redemption, Shares		(9,009,837)
Net loss	(243,607)			(243,607)
Ending balance at Oct. 31, 2015	5,000,001	$ 4,723	$ 5,267,474	$ (272,196)
Ending balance, Shares at Oct. 31, 2015		4,723,496
Net loss	344,412
Ending balance at Apr. 30, 2016	$ 5,000,001